Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Net income / loss (-)	€ (115,704)	€ 54,012	€ (118,410)
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	(40)	(583)	202
Items that may be reclassified subsequently to profit or loss:
Fair value adjustment of financial assets available-for-sale	(220)	(399)
Translation differences, arisen from translating foreign activities	(664)	(623)	690
Other comprehensive income, net of income tax	(924)	(1,605)	892
Total comprehensive income attributable to owners of the parent	€ (116,629)	€ 52,406	€ (117,517)